Income Taxes, Effective Income Tax Expense (Benefit) and Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	$ 62	$ 4,978	$ 5,892
Statutory federal income tax expense, rate	21.00%	21.00%	21.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	$ (20)	$ 896	$ 1,076
State and local taxes on income, net of federal income tax benefit, rate	(6.80%)	3.80%	3.90%
Tax-exempt interest	$ (358)	$ (460)	$ (494)
Tax-exempt interest, rate	(121.00%)	(2.00%)	(1.80%)
Tax credits	$ (2,014)	$ (1,715)	$ (1,537)
Tax credits, rate	(680.60%)	(7.20%)	(5.50%)
Nondeductible expenses	$ 199	$ 799	$ 500
Nondeductible expenses, rate	67.20%	3.30%	1.80%
Changes in prior year unrecognized tax benefits, inclusive of interest	$ (938)	$ (88)	$ 432
Changes in prior year unrecognized tax benefits, inclusive of interest, rate	(316.90%)	(0.40%)	1.50%
Other	$ 64	$ (253)	$ (207)
Other, rate	21.50%	(1.00%)	(0.70%)
Income tax expense	$ (3,005)	$ 4,157	$ 5,662
Effective income tax rate	(1015.60%)	17.50%	20.20%
Effective income tax rate reconciliation, tax reform act, amount			$ 164